EQUITY - SCHEDULE OF MOVEMENT IN THE NUMBER OF COMMON UNITS AND GENERAL PARTNER UNITS (Details) - shares	1 Months Ended	9 Months Ended
	Aug. 31, 2019	Sep. 30, 2019
Preferred Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Preferred units beginning balance (in shares)		5,520,000
Preferred units ending balance (in shares)		5,520,000
GP Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
GP Units, beginning balance (in shares)		1,436,391
GP Units, ending balance (in shares)		1,436,391
Common Units
Increase (Decrease) in Limited Partners' Capital Account, Units Outstanding [Roll Forward]
Common Units, beginning balance (in shares)		69,455,364
Units repurchased (in shares)	(153,728)	(153,728)
Common Units, ending balance (in shares)		69,301,636